ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

		December 31,
		2021	2022
		RMB	RMB
Accrued payroll and employee benefits		201,657	153,631
Refund liability		147,210	148,245
Recharge card	(a)	76,060	156,003
Professional service fee		41,276	35,469
Accrued compensation for minority shareholder litigation		—	20,894
VAT and other tax payables		18,513	19,597
Payable for advertisement		18,231	18,696
Guarantee liability		9,744	11,647
Rental fee		7,414	5,850
Others		43,498	33,484
Total		563,603	603,516

(a)	Recharge card is the amount that customers paid in advance without desginated enrollment contract for IT-focused supplementary STEAM education training courses.